UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-07695)
                                                    -----------

                        THE HENNESSY MUTUAL FUNDS, INC.
                        -------------------------------
               (Exact name of registrant as specified in charter)

      THE COURTYARD SQUARE, 750 GRANT AVENUE, SUITE 100, NOVATO, CA 94945
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                            -----------------------
                              THE COURTYARD SQUARE
                              --------------------
                                750 GRANT AVENUE
                                ----------------
                                   SUITE 100
                                   ---------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                 1-800-966-4354
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  SEPTEMBER 30, 2004
                          ------------------

Date of reporting period:  MARCH 31, 2004
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                  THE HENNESSY
                               MUTUAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004

                          (HENNESSY MUTUAL FUNDS LOGO)

                                    Hennessy
                                  Mutual Funds

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                 (415) 899-1555
                                 (800) 966-4354
                       Email: fundsinfo@hennessyfunds.com
                     Webpage: http://www.hennessyfunds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX
                             Hennessy Focus 30 Fund
                               Fund Symbol: HFTFX

                        THE HENNESSY MUTUAL FUNDS, INC.

                                                                        May 2004

Dear Shareholder:

During the past year, economic factors have pointed to a continued and sustainable market recovery. The interest rate environment remains low, inflation is low, job creation is finally increasing and corporations are seeing higher earnings, even beating earnings estimates. These developments should have, in my opinion, produced significantly higher investor confidence and pushed the markets to new levels. However, investors still seem hesitant and continue to wait on the sidelines. Perhaps they are frustrated that all of these positive economic indicators have not pushed the economy forward fast enough. Maybe they lost money during 2000-2002 and fear that the great returns from 2003 are not sustainable. Most recently the threat of rising interest rates and the insurgency in Iraq has unsettled many investors.

My fear is that investors who are waiting will miss the next leg of the bull market. I believe the market is poised for continued positive momentum. In my previous Letter to Shareholders I had forecast that the Dow would hit 10,000 by the end of 2003, which it did. With history as our guide, I'm equally confident that the Dow will reach 11,000 by the end of 2004. I believe maintaining a long-term focus is critical to investing success. As long as investors buy high quality stocks and stick with them, they will be rewarded.

For the one-year period ending March 31, 2004 both the Cornerstone Growth and Cornerstone Value Funds outperformed the S&P 500 Index. The Hennessy Cornerstone Growth Fund returned a positive 48.65% and the Cornerstone Value Fund returned a positive 39.57%, while the S&P 500 returned a positive 35.07%. For the most recent six-month period (September 30, 2003 to March 31, 2004) both the Cornerstone Value and Focus 30 Funds outperformed the S&P 500. The Cornerstone Value Fund returned a positive 16.73%, the Focus 30 Fund returned a positive 17.62% and the Cornerstone Growth Fund returned a positive 11.72%, versus the S&P 500, which returned a positive 14.05%.

Average Annual Total Returns as of March 31, 2004:
--------------------------------------------------

                                               AVERAGE ANNUAL   SINCE INCEPTION
                                    ONE YEAR  FIVE YEAR RETURN (INCEPTION DATE)
                                    --------  ----------------  ---------------
 Hennessy Cornerstone Value Fund    +39.57%        +5.67%            6.98%
                                                                   (11/1/96)
 Hennessy Cornerstone Growth Fund   +48.65%       +19.46%           16.40%
                                                                   (11/1/96)
 S&P 500 Index                      +35.07%        -1.19%            8.17%
                                                                   (11/1/96)
 Hennessy Focus 30 Fund               n/a           n/a             12.38%
                                                                   (9/17/03)
 S&P 500 Index                        n/a           n/a             10.77%
                                                                   (9/17/03)

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

During the past one-year period small- and mid-cap stocks significantly outperformed large cap stocks, which fueled the performance of the Cornerstone Growth Fund and the Focus 30 Fund. Also during this period, in the large cap arena, value stocks outpaced their growth peers, helping Cornerstone Value beat the S&P 500 in both the one-year and six-month periods. Though the Cornerstone Growth Fund did not outperform the S&P 500 in the most recent six-month period ended March 31, 2004, it has outperformed the index significantly over the one-year, five-year and since inception periods. We are quite pleased with our Funds' results and believe it is important for shareholders to maintain a long-term view when evaluating their investments. As always, we attribute this strong performance to adherence to our disciplined, formula-based investment strategies.

During the past six months we rebalanced both the Cornerstone Growth and Cornerstone Value portfolios. This year the Cornerstone formulas selected stocks such as Pilgrims Pride Corp., Sierra Health Services and Louisiana-Pacific Corp. in our Cornerstone Growth Fund and May Department Stores, Lincoln National Corp. and Kerr-McGee Corp. in our Cornerstone Value Fund. The Focus 30 Fund, which has been in operation only since September 17, 2003, was not rebalanced during the past six-month period.

At Hennessy, we are committed to our time-tested investment formulas. We believe that our disciplined approach will help us produce consistent returns for our shareholders over time. Thank you for continuing to make Hennessy Funds your investment choice. If you have any questions or need more information, please don't hesitate to give us a call at (800) 966-4354 or visit or website at www.hennessyfunds.com.

Best regards,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

THE FUNDS MAY HOLD SECURITIES OF FOREIGN COMPANIES, WHICH INVOLVE VOLATILITY, AS WELL AS POLITICAL, ECONOMIC AND CURRENCY RISKS. THE FUNDS MAY HOLD SMALL- AND MID-CAPITALIZATION COMPANIES, WHICH TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

This material must be preceded or accompanied by a current prospectus, which contains more complete information including investment objectives, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within the semi-annual report for additional portfolio information, including percentages of holdings. The S&P 500 and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Quasar Distributors, LLC, Distributor.  05/04

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

                                                               HENNESSY             HENNESSY             HENNESSY
                                                              CORNERSTONE          CORNERSTONE           FOCUS 30
                                                              GROWTH FUND          VALUE FUND              FUND
                                                              -----------          ----------            --------
ASSETS:
Investments, at value (cost $1,268,545,594,
  $198,537,775 and $50,630,447 respectively)(1)<F1>          $1,261,444,030        $197,952,214         $55,519,757
Income receivable                                                     2,226             746,874               2,157
Receivable for fund shares sold                                   1,211,620             117,231             532,238
Prepaid Expenses and Other assets                                    61,109              13,251              16,356
                                                             --------------        ------------         -----------
     Total Assets                                             1,262,718,985         198,829,570          56,070,508
                                                             --------------        ------------         -----------

LIABILITIES:
Collateral for securities loaned                                325,487,278             135,785
Payable to Adviser                                                  564,398             126,030              45,618
Payable to Custodian                                                     --                  --                 100
Payable for fund shares redeemed                                  1,053,874              18,501               1,812
Accrued expenses and other payables                                 596,613             187,326              49,000
Other liabilities                                                        --             101,463                  --
                                                             --------------        ------------         -----------
     Total Liabilities                                          327,702,163             569,105              96,530
                                                             --------------        ------------         -----------
NET ASSETS                                                   $  935,016,822        $198,260,465         $55,973,978
                                                             --------------        ------------         -----------
                                                             --------------        ------------         -----------
NET ASSETS CONSIST OF:
Capital stock                                                $  718,655,952        $201,584,218         $61,047,122
Accumulated undistributed
  net investment income (loss)                                   (2,561,578)            705,359            (209,472)
Accumulated undistributed net realized
  gain (loss) on investments                                    226,024,012          (3,443,551)         (9,752,982)
Unrealized net appreciation (depreciation)
  on investments                                                 (7,101,564)           (585,561)          4,889,310
                                                             --------------        ------------         -----------
     Total Net Assets                                        $  935,016,822        $198,260,465         $55,973,978
                                                             --------------        ------------         -----------
                                                             --------------        ------------         -----------
Shares authorized ($.0001 par value)                         25,000,000,000      25,000,000,000      25,000,000,000
Shares issued and outstanding                                    48,574,006          16,446,378           6,167,065
Net asset value, offering price
  and redemption price per share                             $        19.25        $      12.05         $      9.08
                                                             --------------        ------------         -----------
                                                             --------------        ------------         -----------

(1)<F1> Market value of securities on loan $309,556,836, $258 and $0, respectively.

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                               HENNESSY             HENNESSY             HENNESSY
                                                              CORNERSTONE          CORNERSTONE           FOCUS 30
                                                              GROWTH FUND          VALUE FUND              FUND
                                                              -----------          ----------            --------
INVESTMENT INCOME:
Dividend income (net of withholding
  tax of $4,580, $1,272 and $0, respectively)               $   2,809,207          $1,104,417           $   91,037
Interest income                                                   154,625               7,025               10,147
Securities lending income                                          41,496                 146                   --
                                                            -------------          ----------           ----------
      Total investment income                                   3,005,328           1,111,588              101,184
                                                            -------------          ----------           ----------
EXPENSES:
Investment advisory fees                                        3,342,338             208,978              225,095
Administration, fund accounting, custody
  and transfer agent fees                                       1,164,178              76,249               60,775
Service fees                                                      451,667              28,240                   --
Federal and state registration fees                                33,231              13,953                6,426
Audit fees                                                         10,347               7,320               10,980
Legal fees                                                          8,235               8,235                1,437
Reports to shareholders                                            47,010               2,145                1,830
Directors' fees and expenses                                        2,313               2,532                2,352
Transfer agent expenses                                           478,550               8,370                  480
Insurance expense                                                  18,300                 732                  732
Other                                                              10,737                 399                  549
                                                            -------------          ----------           ----------
      Total expenses                                            5,566,906             357,153              310,656
                                                            -------------          ----------           ----------
NET INVESTMENT INCOME (LOSS)                                   (2,561,578)            754,435             (209,472)
                                                            -------------          ----------           ----------

REALIZED AND UNREALIZED
  GAINS (LOSSES):
     Net realized gains on investments                        270,143,401           1,057,159                   --
     Change in unrealized
       appreciation (depreciation) on investments            (179,909,663)           (549,098)           6,615,941
                                                            -------------          ----------           ----------
Net gain on investments                                        90,233,738             508,061            6,615,941
                                                            -------------          ----------           ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $  87,672,160          $1,262,496           $6,406,469
                                                            -------------          ----------           ----------
                                                            -------------          ----------           ----------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              HENNESSY CORNERSTONE GROWTH FUND
                                                                           --------------------------------------
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                            MARCH 31, 2004     SEPTEMBER 30, 2003
                                                                            --------------     ------------------
                                                                              (UNAUDITED)
OPERATIONS:
   Net investment loss                                                        $ (2,561,578)       $ (3,179,428)
   Net realized gain (loss) from security transactions                         270,143,401         (44,057,725)
   Change in unrealized appreciation (depreciation) on investments            (179,909,663)        205,396,621
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                         87,672,160         158,159,468
                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                           --                  --
   From net realized gains from security transactions                                   --         (15,011,940)
                                                                              ------------        ------------
   Total distributions                                                                  --         (15,011,940)
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                   206,914,089         397,808,244
   Dividends reinvested                                                                 --          14,479,431
   Cost of shares redeemed                                                    (126,984,365)       (145,812,892)
   Redemption Fees retained                                                         76,562                  --
   Shares issued in connection to the acquisition of Lindner Funds              15,352,072                  --
                                                                              ------------        ------------
   Net increase in net assets derived from capital share transactions           95,358,358         266,474,783
                                                                              ------------        ------------
TOTAL INCREASE IN NET ASSETS                                                   183,030,518         409,622,311

NET ASSETS:
   Beginning of period                                                         751,986,304         342,363,993
                                                                              ------------        ------------
   End of period                                                              $935,016,822        $751,986,304
                                                                              ------------        ------------
                                                                              ------------        ------------
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD                    (2,561,578)                 --
                                                                              ------------        ------------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                  10,804,787          27,858,357
   Shares issued to holders as reinvestment of dividends                                --           1,039,442
   Shares redeemed                                                              (6,661,611)        (10,538,371)
   Shares issued in connection to the acquisition of Lindner Funds                 795,750                  --
                                                                              ------------        ------------
   Net increase in shares outstanding                                            4,938,926          18,359,428
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              HENNESSY CORNERSTONE VALUE FUND
                                                                           --------------------------------------
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                            MARCH 31, 2004     SEPTEMBER 30, 2003
                                                                            --------------     ------------------
                                                                              (UNAUDITED)
OPERATIONS:
   Net investment income                                                      $    754,435         $   391,455
   Net realized gain (loss) from security transactions                           1,057,159          (1,620,212)
   Change in unrealized appreciation (depreciation) on investments                (549,098)          4,612,282
                                                                              ------------         -----------
   Net increase in net assets resulting from operations                          1,262,496           3,383,525
                                                                              ------------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                     (421,288)           (360,831)
   From net realized gains from security transactions                                   --                  --
                                                                              ------------         -----------
   Total distributions                                                            (421,288)           (360,831)
                                                                              ------------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     4,658,908           5,532,084
   Dividends reinvested                                                            407,298             349,662
   Cost of shares redeemed                                                      (6,387,550)         (4,366,773)
   Redemption Fees retained                                                          1,645                  --
   Shares issued in connection to the acquisition of Lindner Funds             178,425,305                  --
                                                                              ------------         -----------
   Net increase in net assets derived from capital share transactions          177,105,606           1,514,973
                                                                              ------------         -----------
TOTAL INCREASE IN NET ASSETS                                                   177,946,814           4,537,667

NET ASSETS:
   Beginning of period                                                          20,313,651          15,775,984
                                                                              ------------         -----------
   End of period                                                              $198,260,465         $20,313,651
                                                                              ------------         -----------
                                                                              ------------         -----------
   UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                              705,359             372,212
                                                                              ------------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                     392,795             578,931
   Shares issued to holders as reinvestment of dividends                            34,871              36,806
   Shares redeemed                                                                (529,206)           (446,052)
   Shares issued in connection to the acquisition of Lindner Funds              14,615,807                  --
                                                                              ------------         -----------
   Net increase in shares outstanding                                           14,514,267             169,685
                                                                              ------------         -----------
                                                                              ------------         -----------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             HENNESSY FOCUS 30 FUND
                                                             -------------------------------------------------------
                                                             SIX MONTHS ENDED     JANUARY 1, 2002        YEAR ENDED
                                                                MARCH 31,         TO SEPTEMBER 30,      DECEMBER 31,
                                                                   2004             2003(1)<F2>             2002
                                                             ----------------     ----------------      ------------
                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                          $  (209,472)        $  (132,022)        $   (73,185)
   Net realized gain (loss) from security transactions                   --           4,642,882         (10,144,772)
   Change in unrealized appreciation
     (depreciation) on investments                                6,615,941             (55,239)         (2,684,534)
                                                                -----------         -----------         -----------
   Net increase (decrease) in net assets
     resulting from operations                                    6,406,469           4,455,621         (12,902,491)
                                                                -----------         -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                            --                  --                  --
   From net realized gains from security transactions                    --                  --                  --
                                                                -----------         -----------         -----------
   Total distributions                                                   --                  --                  --
                                                                -----------         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                     19,233,699           6,929,875          11,445,318
   Dividends reinvested                                                  --                  --                  --
   Cost of shares redeemed                                       (2,953,464)         (6,607,587)        (13,262,933)
   Redemption Fees retained                                              --                  --                  --
   Shares issued in connection to the
     acquisition of Lindner Funds                                        --                  --                  --
                                                                -----------         -----------         -----------
   Net increase (decrease) in net assets derived
     from capital share transactions                             16,280,235             322,288          (1,817,615)
                                                                -----------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          22,686,704           4,777,909         (14,720,106)

NET ASSETS:
   Beginning of period                                           33,287,274          28,509,365          43,229,471
                                                                -----------         -----------         -----------
   End of period                                                $55,973,978         $33,287,274         $28,509,365
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS), END OF PERIOD                                  (209,472)                 --                  --
                                                                -----------         -----------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                    2,198,087             919,363           1,465,603
   Shares issued to holders as reinvestment of dividends                 --                  --          (1,831,311)
   Shares redeemed                                                 (342,725)           (907,302)                 --
   Shares issued in connection to the
     acquisition of Lindner Funds                                        --                  --                  --
                                                                -----------         -----------         -----------
   Net increase (decrease) in shares outstanding                  1,855,362              12,061            (365,708)
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------

(1)<F2>  Fiscal year end was changed from December 31st to September 30th.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                       HENNESSY CORNERSTONE GROWTH FUND
                                            --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             MARCH 31,                             YEAR ENDED SEPTEMBER 30,
                                            2004(2)<F4>        2003           2002           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    -----------
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                       $17.23         $13.55         $13.98         $19.48         $12.36         $ 9.57
                                               ------         ------         ------         ------         ------         ------

   Income from investment operations:
       Net investment loss(1)<F3>               (0.05)         (0.07)         (0.07)         (0.09)         (0.16)         (0.09)
       Net realized and unrealized
         gain (loss) on investments              2.07           4.23           0.67          (1.91)          7.28           2.88
                                               ------         ------         ------         ------         ------         ------
           Total from
             investment operations               2.02           4.16           0.60          (2.00)          7.12           2.79
                                               ------         ------         ------         ------         ------         ------

   Less Distributions:
       From net investment income                  --             --             --             --             --             --
       From net realized gains                     --          (0.48)         (1.03)         (3.50)            --             --
                                               ------         ------         ------         ------         ------         ------
           Total distributions                     --          (0.48)         (1.03)         (3.50)            --             --
                                               ------         ------         ------         ------         ------         ------
Redemption Fees retained                           --             --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $19.25         $17.23         $13.55         $13.98         $19.48         $12.36
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
TOTAL RETURN                                   11.72%         31.67%          4.47%       (10.95)%         57.61%         29.15%

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)                  $935.0         $752.0         $342.4         $155.5         $182.5         $120.8
   Ratio of expenses
     to average net assets:
       Before expense reimbursement             1.23%          1.27%          1.10%          1.11%          1.18%          1.15%
       After expense reimbursement              1.23%          1.27%          1.10%          1.11%          1.18%          1.15%
   Ratio of net investment loss
     to average net assets:
       Before expense reimbursement           (0.57)%        (0.60)%        (0.73)%        (0.60)%        (0.90)%        (0.84)%
       After expense reimbursement            (0.57)%        (0.60)%        (0.73)%        (0.60)%        (0.90)%        (0.84)%
   Portfolio turnover rate                     99.97%         74.80%         70.33%        103.33%         95.28%        125.19%

(1)<F3> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(2)<F4> All ratios for the period have been annualized, except portfolio turnover and total return.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                        HENNESSY CORNERSTONE VALUE FUND
                                            --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             MARCH 31,                             YEAR ENDED SEPTEMBER 30,
                                            2004(1)<F5>        2003           2002           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    -----------
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                       $10.51          $8.95         $10.91         $10.29         $11.90         $10.84

   Income from investment operations:
       Net investment income                     0.06           0.21           0.25           0.24           0.32           0.33
       Net realized and unrealized
         gains (losses) on investments           1.69           1.55          (1.95)          0.52          (0.18)          1.49
                                               ------         ------         ------         ------         ------         ------
           Total from
             investment operations               1.75           1.76          (1.70)          0.76           0.14           1.82
                                               ------         ------         ------         ------         ------         ------

   Less Distributions:
       From net investment income               (0.21)         (0.20)         (0.26)         (0.14)         (0.47)         (0.26)
       From net realized gains                     --             --             --             --          (1.28)         (0.50)
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.21)         (0.20)         (0.26)         (0.14)         (1.75)         (0.76)
                                               ------         ------         ------         ------         ------         ------
Redemption Fees retained                           --             --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $12.05         $10.51          $8.95         $10.91         $10.29         $11.90
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

TOTAL RETURN                                   16.72%         19.88%       (16.05)%          7.38%          1.30%         17.12%

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)                  $198.2          $20.3          $15.8          $20.4          $17.5          $26.3
   Ratio of net expenses
     to average net assets
       Before expense reimbursement             1.26%          1.51%          1.43%          1.74%          1.85%          1.38%
       After expense reimbursement              1.26%          1.51%          1.43%          1.74%          1.85%          1.38%
   Ratio of net investment income
     to average net assets:
       Before expense reimbursement             2.67%          2.10%          2.12%          2.12%          2.36%          2.58%
       After expense reimbursement              2.67%          2.10%          2.12%          2.12%          2.36%          2.58%
   Portfolio turnover rate                     13.48%         57.29%         76.93%         78.01%         86.13%        122.79%

(1)<F5> All ratios for the period have been annualized, except portfolio turnover and total return.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                         HENNESSY FOCUS 30 FUND(1)<F7>
                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS       JANUARY 1, 2003                       JANUARY 2, 2001*<F6>
                                                    ENDED              THROUGH            YEAR ENDED           THROUGH
                                                  MARCH 31,         SEPTEMBER 30,        DECEMBER 31,        DECEMBER 31,
                                                 2004(2)<F8>         2003(1)<F7>             2002                2001
                                                 -----------         -----------         ------------        ------------
                                                 (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period              $7.72               $6.63               $9.27              $10.00
                                                     -----               -----               -----              ------

   Income from investment operations:
       Net investment loss                           (0.03)              (0.03)              (0.02)              (0.02)
       Net realized and unrealized
         gains (losses) on investments                1.39                1.12               (2.62)              (0.71)
                                                     -----               -----               -----              ------
           Total from investment operations           1.36                1.09               (2.64)              (0.73)
                                                     -----               -----               -----              ------

   Less Distributions:
       From net investment income                       --                  --                  --                  --
       From net realized gains                          --                  --                  --                  --
                                                     -----               -----               -----              ------
           Total distributions                          --                  --                  --                  --
                                                     -----               -----               -----              ------
Redemption Fees retained                                --                  --                  --                  --
                                                     -----               -----               -----              ------
Net asset value, end of period                       $9.08               $7.72               $6.63              $ 9.27
                                                     -----               -----               -----              ------
                                                     -----               -----               -----              ------

TOTAL RETURN                                        17.62%              16.44%            (28.48)%             (7.30)%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)              $56.0               $33.3               $28.5               $43.2
   Ratio of net expenses to average net assets:
       Before expense reimbursement                  1.38%               1.59%               1.54%               1.80%
       After expense reimbursement                   1.38%(3)<F9>        1.49%(3)<F9>        1.50%               1.50%
   Ratio of net investment loss
     to average net assets:
       Before expense reimbursement                (0.93)%             (0.67)%             (0.24)%             (0.62)%
       After expense reimbursement                 (0.93)%             (0.57)%             (0.20)%             (0.32)%
   Portfolio turnover rate                           0.00%             356.77%                291%                210%

  *<F6>   Commencement of operations.
(1)<F7> The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 18, 2003. At the time of the merger the Adviser also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003 the Fund changed its fiscal year end to September from December.
(2)<F8> All ratios for the period have been annualized, except portfolio turnover and total return.
(3)<F9> On September 18, 2003 the Hennessy Focus 30 Fund instituted an expense cap of 1.45%, which will be in effect through September 30, 2006.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

  NUMBER
OF SHARES                                                            VALUE
---------                                                            -----
             COMMON STOCKS -- 99.33%

             AEROSPACE/DEFENSE -- 1.87%
 1,401,500   Orbital Sciences Corporation*<F10>+<F12>           $   17,560,795
                                                                --------------

             AIRLINES -- 1.80%
 1,327,600   AMR Corporation*<F10>+<F12>                            16,900,348
                                                                --------------

             ALUMINUM FOUNDRIES & EQUIPMENT -- 2.28%
   758,100   Century Aluminum Company*<F10>                         21,401,163
                                                                --------------

             APPAREL -- 2.40%
   485,300   Oxford Industries, Inc.+<F12>                          22,416,007
                                                                --------------

             AUTO PARTS -- 3.85%
   844,500   Dana Corporation                                       16,771,770
   654,000   TBC Corporation*<F10>                                  19,207,980
                                                                --------------
                                                                    35,979,750
                                                                --------------

             BUILDING MATERIALS -- 1.95%
 1,042,100   USG Corporation*<F10>+<F12>                            18,226,329
                                                                --------------

             BUSINESS SERVICES -- 3.58%
 1,695,100   Earthlink, Inc.*<F10>                                  15,018,586
 1,362,500   Labor Ready, Inc.*<F10>                                18,421,000
                                                                --------------
                                                                    33,439,586
                                                                --------------

             COMMUNICATION EQUIPMENT -- 3.86%
 3,359,600   Alamosa Holdings, Inc.*<F10>+<F12>                     19,620,064
   873,400   Checkpoint Systems, Inc.*<F10>+<F12>                   16,507,260
                                                                --------------
                                                                    36,127,324
                                                                --------------

             COMPUTER EQUIPMENT & SOFTWARE -- 3.05%
 3,276,800   Safeguard Scientific, Inc.*<F10>+<F12>                 12,189,696
   340,100   Scansource, Inc.*<F10>                                 16,304,394
                                                                --------------
                                                                    28,494,090
                                                                --------------

             CONSTRUCTION EQUIPMENT -- 1.78%
 1,163,300   JLG Industries, Inc.+<F12>                             16,635,190
                                                                --------------

             ELECTRIC, GAS, SANITARY SERVICES -- 3.49%
 2,323,600   Sierra Pacific Resources*<F10>+<F12>                   17,194,640
 2,179,400   Quanta Services, Inc.*<F10>+<F12>                      15,430,152
                                                                --------------
                                                                    32,624,792
                                                                --------------

             ELECTRONICS & COMPONENTS -- 6.61%
   671,900   Arrow Electronics, Inc.*<F10>+<F12>                    17,106,574
   720,800   Avnet, Inc.*<F10>                                      17,652,392
 1,241,600   Sanmina Sci Corporation+<F12>                          13,670,016
 2,414,000   Solectron Corporation                                  13,349,420
                                                                --------------
                                                                    61,778,402
                                                                --------------

             ENGINES & MOTORS -- 4.28%
   496,500   Actuant Corporation - Class A*<F10>+<F12>              19,477,695
   350,700   Cummins, Inc+<F12>                                     20,498,415
                                                                --------------
                                                                    39,976,110
                                                                --------------

             ENGINEERING & CONSTRUCTION -- 1.48%
 1,644,200   McDermott International, Inc.*<F10>                    13,794,838
                                                                --------------

             FOOD, BEVERAGE & TOBACCO -- 4.42%
   789,300   Chiquita Brands International*<F10>                    16,456,905
 1,107,900   Pilgrims Pride Corporation                             24,850,197
                                                                --------------
                                                                    41,307,102
                                                                --------------

             FOREST PRODUCTS & PAPER -- 2.48%
   900,000   Louisiana-Pacific Company                              23,220,000
                                                                --------------

             HEALTHCARE-SERVICES -- 8.54%
 2,223,700   Beverly Enterprises, Inc.*<F10>+<F12>                  14,231,680
   419,500   Coventry Health Care, Inc.*<F10>                       17,757,435
   585,100   Pacificare Health Systems, Inc.*<F10>                  23,140,705
   678,800   Sierra Health Services*<F10>+<F12>                     24,708,320
                                                                --------------
                                                                    79,838,140
                                                                --------------

             HOUSING -- 5.72%
   698,400   D.R. Horton+<F12>                                      24,744,312
   308,700   William Lyon Homes, Inc.*<F10>+<F12>                   28,770,840
                                                                --------------
                                                                    53,515,152
                                                                --------------

             INSURANCE -- 3.78%
   535,600   Allmerica Financial Corporation*<F10>                  18,504,980
   536,400   Infinity Property & Casualty                           16,859,052
                                                                --------------
                                                                    35,364,032
                                                                --------------

             METAL FABRICATE/HARDWARE -- 2.29%
    650300   Carpenter Technology                                   21,381,864
                                                                --------------

             MINING MACHINERY -- 2.12%
   706,300   Joy Global, Inc.+<F12>                                 19,825,841
                                                                --------------

             OIL & GAS SERVICES -- 2.45%
 1,220,500   Tesoro Petroleum Corporation*<F10>                     22,933,195
                                                                --------------

             RETAIL -- 12.65%
   859,700   Cash America International, Inc.                       19,816,085
   362,200   Dick's Sporting Goods, Inc.+<F12>                      21,058,308
   579,100   Finish Line - Class A                                  21,415,118
   738,600   Foot Locker, Inc.+<F12>                                19,055,880
   485,300   Nordstrom, Inc.                                        19,363,470
 3,225,700   Rite Aid Corporation                                   17,547,808
                                                                --------------
                                                                   118,256,669
                                                                --------------

             SEMICONDUCTORS & CIRCUIT BOARDS -- 1.99%
 1,267,000   Infineon Technologies ADR+<F12>                        18,561,550
                                                                --------------

             TELECOMMUNICATION -- 7.07%
 1,075,200   Alcatel ADR+<F12>                                      17,041,920
 1,497,400   Primus Telecommunications GR*<F10>                     12,593,134
 1,586,700   Telesystem International Wireless, Inc.*<F10>          18,072,513
   787,000   Western Wireless Corporation - Class A*<F10>+<F12>     18,392,190
                                                                --------------
                                                                    66,099,757
                                                                --------------

             TRANSPORTATION & EQUIPMENT -- 3.54%
   367,800   Navistar International*<F10>+<F12>                     16,863,630
   689,300   Wabash National Corporation*<F10>+<F12>                16,267,480
                                                                --------------
                                                                    33,131,110
                                                                --------------

             TOTAL COMMON STOCKS (Cost $935,890,700)               928,789,136
                                                                --------------

PRINCIPAL
  AMOUNT
---------
             SHORT TERM OBLIGATIONS -- 35.58%

             COMMERCIAL PAPER -- 6.09%
$ 4,997,915  CIBC New York, C.P., 1.110%, due 09/09/2004^<F13>       4,997,915
  9,995,830  Concord, C.P., 1.100%, due 04/05/2004^<F13>             9,995,830
  6,997,081  Goldman Sachs, C.P., 1.2125%, due 07/20/2004^<F13>      6,997,081
  9,995,830  Lakeside Funding, C.P., 1.1425%, due 04/08/2004^<F13>   9,995,830
  2,998,749  Leafs LLC, C.P., 1.100%, due 04/20/2004^<F13>           2,998,749
  7,996,664  Lehman Brothers, C.P., 1.100%, due 08/23/2004^<F13>     7,996,664
  9,995,830  Morgan Stanley, C.P., 1.090%, due 09/08/2004^<F13>      9,995,830
  3,998,332  Morgan Stanley, C.P., 1.090%, due 09/14/2004^<F13>      3,998,332
                                                                --------------
             TOTAL COMMERCIAL PAPER (Cost $56,976,231)              56,976,231
                                                                --------------

             CORPORATE BONDS & NOTES -- 1.18%
  4,997,915  Halogen Funding, C.P., 1.100%, due 04/14/2004^<F13>     4,997,915
  2,998,749  Metlife Global Funding, 1.100%, due 03/28/2005^<F13>    2,998,749
  2,998,749  Premium Asset Trust, 1.1163%, due 06/01/2004^<F13>      2,998,749
                                                                --------------
             TOTAL CORPORATE BONDS & NOTES (Cost $10,995,413)       10,995,413
                                                                --------------

             REPURCHASE AGREEMENTS -- 25.88%
149,937,451  CS First Boston Repo., 1.090%, dated 03/31/2004, matures 04/01/04, repurchase price $149,941,991
               (collateralized by US Government Securities
               $152,940,831)^<F13>                                 149,937,451
 14,993,745  Goldman Sachs Repo., 1.090%, dated 03/31/2004,
               matures 04/01/04, repurchase price $14,994,199
               (collateralized by US Government Securities
               $15,294,083)^<F13>                                   14,993,745
 76,967,892  JP Morgan Repo., 1.090%, dated 03/31/2004,
               matures 04/01/04, repurchase price $76,970,222
               (collateralized by US Government Securities
               $78,509,627)^<F13>                                   76,967,892
                                                                --------------
             TOTAL VARIABLE RATE BONDS AND CD'S
               (Cost $241,899,088)                                 241,899,088
                                                                --------------

             U.S. GOVERNMENT AGENCY -- 0.73%
  6,865,000  FHLB Discount Note, 0.750%, due 4/01/04                 6,865,000
                                                                --------------
             TOTAL U.S. GOVERNMENT AGENCY (Cost $6,865,000)          6,865,000
                                                                --------------

             VARIABLE RATE DEMAND NOTES -- 0.03%
    162,163  American Family Financial
               Services, Inc., 0.6908%#<F11>                           162,163
    140,453  Wisconsin Corporate Central
               Credit Union, 0.7600%#<F11>                             140,453
                                                                --------------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $302,616)          302,616
                                                                --------------

             MONEY MARKET MUTUAL FUNDS -- 1.67%
  5,997,498  AIM Short Term Liquid Asset Fund, 0.9828%^<F13>         5,997,498
  9,619,048  Merrill Lynch Premier Institutional
               Fund, 0.9839%^<F13>                                   9,619,048
                                                                --------------
             TOTAL MONEY MARKET MUTUAL FUNDS
               (Cost $15,616,546)                                   15,616,546
                                                                --------------

             TOTAL SHORT TERM INVESTMENTS
               (Cost $332,654,894)                                 332,654,894
                                                                --------------
             TOTAL INVESTMENTS -- 134.91%
               (Cost $1,268,545,594)                             1,261,444,030
                                                                --------------
             Liabilities, less Other Assets -- (34.91%)           (326,427,208)
                                                                --------------
             NET ASSETS -- 100%                                 $  935,016,822
                                                                --------------
                                                                --------------

*<F10>  Non-income producing security
#<F11> Variable rate demand notes are considered short term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate in effect as of March 31, 2004
+<F12> All or a portion of this security is out on loan at March 31, 2004 ^<F13> Securities lending collateral

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
               COMMON STOCKS -- 97.47%

               AUTO PARTS -- 3.63%
     86,400    Daimlerchrysler AG*<F14>                           $  3,606,336
    110,500    Genuine Parts Company                                 3,615,560
                                                                  ------------
                                                                     7,221,896
                                                                  ------------

               AUTO & TRUCK -- 3.74%
    384,600    Delphi Automotive Systems                             3,830,616
     75,900    General Motors Corporation                            3,574,890
                                                                  ------------
                                                                     7,405,506
                                                                  ------------

               BUILDING PRODUCTS - CEMENT -- 2.30%
    152,700    Cemex S.A. de C.V.                                    4,553,514
                                                                  ------------

               CHEMICALS -- 3.64%
     92,000    The Dow Chemical Company                              3,705,760
     83,200    E.I. duPont de Nemours and Company                    3,512,704
                                                                  ------------
                                                                     7,218,464
                                                                  ------------

               COMMERCIAL BANKS -- 11.23%
    151,500    AmSouth Bancorporation                                3,561,765
     98,500    BB&T Corporation                                      3,477,050
     69,700    Comerica, Inc.                                        3,786,104
     85,300    First Tennessee National Corporation                  4,068,810
    166,200    Huntington Bancshares                                 3,687,978
    100,600    Regions Financial Corporation                         3,673,912
                                                                  ------------
                                                                    22,255,619
                                                                  ------------

               COMMERCIAL PRINTING -- 2.03%
    133,000    Donnelley RR & Sons Company                           4,023,250
                                                                  ------------

               DRUGS -- 5.23%
    139,000    Bristol-Myers Squibb Company                          3,367,970
     81,900    GlaxoSmithKline plc                                   3,271,905
     84,200    Merck & Company                                       3,720,798
                                                                  ------------
                                                                    10,360,673
                                                                  ------------

               FOOD, BEVERAGE & TOBACCO -- 11.47%
    180,500    Albertson's, Inc.                                     3,998,075
     68,200    Altria Group, Inc.                                    3,713,490
    140,500    Conagra Foods, Inc.                                   3,785,070
     70,800    Diageo PLC - ADR                                      3,743,904
    100,000    H.J. Heinz Company                                    3,729,000
    172,800    Sara Lee Corporation                                  3,777,408
                                                                  ------------
                                                                    22,746,947
                                                                  ------------

               FOREST PRODUCTS & PAPER -- 1.80%
    126,000    MeadWestvaco Corporation                              3,564,540
                                                                  ------------

               INSURANCE -- 4.15%
     92,600    Lincoln National Corporation                          4,381,832
     96,300    St. Paul Companies                                    3,852,963
                                                                  ------------
                                                                     8,234,795
                                                                  ------------

               INVESTMENT BANKER/BROKER -- 4.23%
     76,600    Citigroup, Inc.                                       3,960,220
    103,900    J.P. Morgan Chase & Company                           4,358,605
      1,263    Piper Jaffray Companies, Inc.*<F14>                      68,391
                                                                  ------------
                                                                     8,387,216
                                                                  ------------

               OFFICE AUTOMATION & EQUIPMENT -- 2.02%
     94,100    Pitney Bowes, Inc.                                    4,009,601
                                                                  ------------

               OIL & GAS -- 12.19%
     79,400    BP plc                                                4,065,280
     46,100    ChevronTexaco Corporation                             4,046,658
     60,700    ConocoPhillips                                        4,237,467
     82,700    Kerr-McGee Corporation                                4,259,050
    119,800    Marathon Oil Corporation                              4,033,666
     88,500    Shell Transport & Trading Company plc                 3,532,035
                                                                  ------------
                                                                    24,174,156
                                                                  ------------

               PLASTICS PRODUCTS -- 2.01%
    171,900    Newell Rubbermaid, Inc.                               3,988,080
                                                                  ------------

               RETAIL -- 2.35%
    134,600    The May Department Stores Company                     4,654,468
                                                                  ------------

               SAVINGS & LOANS -- 1.99%
     92,300    Washington Mutual, Inc.                               3,942,133
                                                                  ------------

               SUPER-REGIONAL BANKS-US -- 9.54%
     47,700    Bank of America Corporation                           3,862,746
    111,500    National City Corporation                             3,967,170
    129,900    US Bancorp                                            3,591,735
     80,100    Wachovia Corporation                                  3,764,700
     65,700    Wells Fargo Company                                   3,723,219
                                                                  ------------
                                                                    18,909,570
                                                                  ------------

               TELEPHONE -- 13.92%
     80,900    Alltell Corporation                                   4,036,101
    192,000    AT&T Corporation                                      3,757,440
    130,800    Bellsouth Corporation                                 3,621,852
    148,200    SBC Communications, Inc.                              3,636,828
    248,400    Sprint Corporation                                    4,578,012
     25,800    Telefonica de Argentina S.A. -  ADR*<F14>+<F16>             258
    113,800    Telefonos de Mexico ADR*<F14>                         3,972,758
    109,200    Verizon Communications, Inc.                          3,990,168
                                                                  ------------
                                                                    27,593,417
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $193,829,406)             193,243,845
                                                                  ------------

 PRINCIPAL
  AMOUNT
 ---------
               SHORT TERM OBLIGATIONS -- 2.37%

               COMMERCIAL PAPER -- 0.02%
 $    2,085    CIBC New York, C.P., 1.110%, due 09/09/2004^<F17>         2,085
      4,170    Concord, C.P., 1.100%, due 04/05/2004^<F17>               4,170
      2,919    Goldman Sachs, C.P., 1.2125%, due 07/20/2004^<F17>        2,919
      4,170    Lakeside Funding, C.P., 1.1425%, due 04/08/2004^<F17>     4,170
      1,251    Leafs LLC, C.P., 1.100%, due 04/20/2004^<F17>             1,251
      3,336    Lehman Brothers, C.P., 1.100%, due 08/23/2004^<F17>       3,336
      4,170    Morgan Stanley, C.P., 1.090%, due 09/08/2004^<F17>        4,170
      1,668    Morgan Stanley, C.P., 1.090%, due 09/14/2004^<F17>        1,668
                                                                  ------------
               TOTAL COMMERCIAL PAPER (Cost $23,769)                    23,769
                                                                  ------------

               CORPORATE BONDS & NOTES -- 0.00%
      2,085    Halogen Funding, C.P., 1.100%, due 04/14/2004^<F17>       2,085
      1,251    Metlife Global Funding, 1.100%, due 03/28/2005^<F17>      1,251
      1,251    Premium Asset Trust, 1.1163%, due 06/01/2004^<F17>        1,251
                                                                  ------------
               TOTAL CORPORATE BONDS & NOTES (Cost $4,587)               4,587
                                                                  ------------

               REPURCHASE AGREEMENTS -- 0.05%
     62,550    CS First Boston Repo., 1.090%, dated 03/31/2004,
                 matures 04/01/04, repurchase price $62,552
                 (collateralized by US Government
                 Securities $63,802)^<F17>                              62,550
      6,255    Goldman Sachs Repo., 1.090%, dated 03/31/2004,
                 matures 04/01/04, repurchase price $6,255
                 (collateralized by US Government
                 Securities $6,380)^<F17>                                6,255
     32,109    JP Morgan Repo., 1.090%, dated 03/31/2004,
                 matures 04/01/04, repurchase price $32,110
                 (collateralized by US Government
                 Securities $32,752)^<F17>                              32,109
                                                                  ------------
               TOTAL VARIABLE RATE BONDS AND CD'S
                 (Cost $100,914)                                       100,914
                                                                  ------------

               U.S. GOVERNMENT AGENCY -- 1.54%
  3,059,000    FHLB Discount Note, 0.750%, due 4/01/04               3,059,000
                                                                  ------------
               TOTAL U.S. GOVERNMENT AGENCY (Cost $3,059,000)        3,059,000
                                                                  ------------

               VARIABLE RATE DEMAND NOTES -- 0.76%
    595,446    American Family Financial
                 Services, Inc., 0.6908%#<F15>                         595,446
    918,138    Wisconsin Corporate Central
                 Credit Union, 0.7600%#<F15>                           918,138
                                                                  ------------
               TOTAL VARIABLE RATE DEMAND NOTES (Cost $1,513,584)    1,513,584
                                                                  ------------

               MONEY MARKET MUTUAL FUNDS -- 0.00%
      2,502    AIM Short Term Liquid Asset Fund, 0.9828%^<F17>           2,502
      4,013    Merrill Lynch Premier Institutional
                 Fund, 0.9839%^<F17>                                     4,013
                                                                  ------------
               TOTAL MONEY MARKET MUTUAL FUNDS (Cost $6,515)             6,515
                                                                  ------------

               TOTAL SHORT TERM INVESTMENTS (Cost $4,708,369)        4,708,369
                                                                  ------------
               TOTAL INVESTMENTS -- 99.84% (Cost $198,537,775)     197,952,214
                                                                  ------------
               Assets, less Other Liabilities -- 0.16%                 308,251
                                                                  ------------
               NET ASSETS -- 100%                                 $198,260,465
                                                                  ------------
                                                                  ------------

*<F14>  Non-income producing security
#<F15> Variable rate demand notes are considered short term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate in effect as of March 31, 2004
+<F16> All or a portion of this security is out on loan at March 31, 2004 ^<F17> Securities lending collateral

                     See notes to the financial statements.

HENNESSY FOCUS 30 FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
               COMMON STOCKS -- 95.20%

               APPAREL -- 2.78%
    58,600     Men's Warehouse, Inc.*<F18>                         $ 1,557,002
                                                                   -----------

               AUTO DEALERS, GAS STATIONS -- 2.32%
    44,500     Carmax, Inc.*<F18>                                    1,299,400
                                                                   -----------

               COMMUNICATIONS -- 3.87%
   235,500     Sprint Corp. - PCS Group*<F18>                        2,166,600
                                                                   -----------

               COMPUTERS -- 9.56%
   254,800     Gateway, Inc.*<F18>                                   1,345,344
   122,400     Maxtor Corp.*<F18>                                      997,560
    60,000     Storage Technology Corp.*<F18>                        1,669,800
   119,000     Western Digital Corp.*<F18>                           1,336,370
                                                                   -----------
                                                                     5,349,074
                                                                   -----------

               ELECTRIC, GAS, SANITARY SERVICES -- 3.23%
   135,900     Allied Waste Industries, Inc.*<F18>                   1,808,829
                                                                   -----------

               ELECTRONICS & PARTS -- 12.46%
    88,800     Avnet, Inc.*<F18>                                     2,174,712
    48,800     Benchmark Electronics, Inc.*<F18>                     1,536,224
    55,500     Jabil Circuit, Inc.*<F18>                             1,633,365
    58,600     Trinity Industries                                    1,629,080
                                                                   -----------
                                                                     6,973,381
                                                                   -----------

               ENGINEERING & CONSTRUCTION -- 3.51%
    95,000     Perkinelmer, Inc.                                     1,965,550
                                                                   -----------

               ENGINES & MOTORS -- 3.47%
    33,200     Cummins, Inc.                                         1,940,540
                                                                   -----------

               HEALTHCARE-SERVICES -- 7.54%
    61,800     Pacificare Health Services*<F18>                      2,444,190
   106,500     Select Medical Corp.*<F18>                            1,778,550
                                                                   -----------
                                                                     4,222,740
                                                                   -----------

               HOME FURNISHINGS -- 4.55%
    32,000     Harman International                                  2,547,200
                                                                   -----------

               METAL FABRICATE/HARDWARE -- 3.44%
    43,700     Precision Castparts                                   1,924,111
                                                                   -----------

               NON-DEPOSITORY CREDIT INSTITUTIONS -- 3.16%
   135,200     Providian Financial Corp.*<F18>                       1,771,120
                                                                   -----------

               PAPER & ALLIED PRODUCTS -- 8.85%
   108,800     Louisiana-Pacific Co.*<F18>                           2,807,040
    63,800     Georgia Pacific Co.                                   2,149,422
                                                                   -----------
                                                                     4,956,462
                                                                   -----------

               RETAIL -- 8.14%
    46,800     Freds, Inc. - Class A                                 1,135,836
    83,100     Hasbro, Inc.                                          1,807,425
   296,300     Rite Aid Corp.*<F18>                                  1,611,872
                                                                   -----------
                                                                     4,555,133
                                                                   -----------

               TELECOMMUNICATIONS -- 7.43%
   146,100     Avaya, Inc.*<F18>                                     2,320,068
    78,500     Western Wireless Corp. - Class A*<F18>                1,834,545
                                                                   -----------
                                                                     4,154,613
                                                                   -----------

               TRANSPORTATION -- 7.90%
    29,600     Paccar, Inc.                                          1,664,704
    89,300     Continental Airlines - Class B*<F18>                  1,118,929
    58,200     J. B. Hunt*<F18>                                      1,639,494
                                                                   -----------
                                                                     4,423,127
                                                                   -----------

               WHOLESALE - NONDURABLE GOODS -- 2.99%
    43,200     Tractor Supply Company*<F18>                          1,672,704
                                                                   -----------

               TOTAL COMMON STOCKS (Cost $48,398,276)               53,287,586
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
               VARIABLE RATE DEMAND NOTES -- 3.99%
$  376,546     American Family Demand Note, 0.6908%#<F19>              376,546
 1,855,625     Wisconsin Corporate Central
                 Credit Union, 0.760%#<F19>                          1,855,625
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES (Cost $2,232,171)    2,232,171
                                                                   -----------
               TOTAL INVESTMENTS -- 99.19% (Cost $50,630,447)       55,519,757
                                                                   -----------
               Assets, less Other Liabilities -- 0.81%                 454,221
                                                                   -----------
               NET ASSETS -- 100%                                  $55,973,978
                                                                   -----------
                                                                   -----------

*<F18>  Non-income producing security
#<F19> Variable rate demand notes are considered short term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate in effect as of March 31, 2004

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Mutual Funds, Inc. (the "Company") was organized as a Maryland corporation on May 20, 1996 and consists of three separate series (the "Funds"):
Hennessy Cornerstone Growth Fund (the "Growth Fund"), formerly O'Shaughnessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund (the "Value Fund"), formerly O'Shaughnessy Cornerstone Value Fund and the Hennessy Focus 30 Fund (the "Focus 30 Fund"), formerly SYMSelect Growth Fund. The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. The Focus 30 Fund commenced operations on January 2, 2001.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price of an underlying security is not readily available or if a significant event has occurred that indicates that the closing price of a security no longer represents the true value of that security, procedures have been put in place to determine a fair value of the security. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: size of holding, trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners - Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.

e). Security Transactions - Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g). Redemption Fees - A 1.50% fee will be charged on redemption of shares owned less than three months. The fee is deducted from the shareholders redemption proceeds and retained by the Fund for the benefit of the remaining shareholders. The amount of redemption fees retained by each Fund can be found in the Statement of Changes in Net Assets and the Financial Highlights.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Hennessy Advisors, Inc. (the"Manager") is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to receive a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

     Growth Fund                        0.74%
     Value Fund                         0.74%
     Focus 30 Fund                      1.00%

     The Manager has agreed to reimburse the Focus 30 Fund to the extent necessary to insure that the "Total Annual Fund Operating Expense" does not exceed 1.45%. This expense cap will be in effect through September 30, 2006.

     The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the fund. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Growth and Value Funds.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended March 31, 2004 were $1,164,178, $76,249 and $60,775 for Growth,
Value and Focus 30 Funds, respectively.

     The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. All performance and operations reported for periods before September 18, 2003, represent the activity of the SYM Select Growth Fund.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliated company of U.S. Bank, N.A.

4).  INVESTMENT TRANSACTIONS

     During the six months ended March 31, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           GROWTH         VALUE          FOCUS
                            FUND           FUND         30 FUND
                           ------         -----         -------
     Purchases          $976,236,872   $10,471,870    $36,925,849
     Sales              $869,977,574   $ 9,673,873    $21,308,824

5).  SECURITIES LENDING

     The Growth and Value Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of March 31, 2004, the Growth Fund and Value Fund had on loan securities valued at $309,556,836 and $258, respectively, and collateral of $325,487,278 and $135,785, respectively.

6).  LINE OF CREDIT

     The Growth Fund and Value Fund have $20,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.
The credit facility is with its custodian bank, U.S. Bank, N.A. The credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable monthly. During the six months ended March 31, 2004, neither the Growth Fund or Value Fund borrowed on the line of credit.

7).  DISTRIBUTIONS AND TAXES

     Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales, capital loss carryforwards, and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the six months ended March 31, 2004 and the year ended September 30, 2003 were as follows:

MARCH 31, 2004
                                     GROWTH         VALUE          FOCUS
                                      FUND           FUND         30 FUND
                                     ------         -----          ------
Distributions paid from:
  Ordinary income                   $     --       $421,288       $     --
  Long-term capital gain                  --             --             --
                                    --------       --------       --------
                                    $     --       $421,288       $     --
                                    --------       --------       --------
                                    --------       --------       --------

SEPTEMBER 30, 2003

                                     GROWTH         VALUE          FOCUS
                                      FUND           FUND         30 FUND
                                     ------         -----          ------
Distributions paid from:
  Ordinary income                  $  378,851      $360,831       $     --
  Long-term capital gain           14,633,089            --             --
                                   ----------      --------       --------
                                  $15,011,940      $360,831       $     --
                                   ----------      --------       --------
                                   ----------      --------       --------

     As of March 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                GROWTH               VALUE            FOCUS
                                 FUND                FUND            30 FUND
                                ------               -----           -------
Cost of
  investments               $1,268,588,180       $198,615,466      $50,630,447
                            --------------       ------------      -----------

Gross Tax
  unrealized
  appreciation              $   56,973,433       $  4,832,013      $ 7,135,358
Gross Tax
  unrealized
  depreciation                 (64,117,583)        (5,495,265)      (2,246,048)
                            --------------       ------------      -----------
Net tax
  unrealized
  appreciation              $   (7,144,150)      $   (663,252)     $ 4,889,310
                            --------------       ------------      -----------
                            --------------       ------------      -----------

Undistributed
  ordinary
  income                    $   (2,551,578)      $    705,359      $  (209,472)
Undistributed
  long-term
  capital gain                 226,123,957                 --               --
                            --------------       ------------      -----------
Total
  distributable
  earnings
  (losses)                  $  223,562,379       $    705,359      $  (209,472)
                            --------------       ------------      -----------
                            --------------       ------------      -----------

Other
  accumulated
  losses                    $      (57,359)      $ (3,365,860)     $(9,752,982)
                            --------------       ------------      -----------
Total
  accumulated
  earnings/
  (losses)                  $  216,360,870       $ (3,323,753)     $(5,073,144)
                            --------------       ------------      -----------
                            --------------       ------------      -----------

     At September 30, 2003 the Funds most recent fiscal year end, the following capital losses that could be carried over to offset future capital gains:

          Fund                  Amount            Expiration
          ----                  ------            ----------
          Value               $  142,288             2007
          Value               $1,000,839             2008
          Value               $1,494,930             2009
          Value               $  108,996             2011
          Focus 30            $1,438,468             2008
          Focus 30            $8,314,514             2009

     Additionally, at September 30, 2003 the Funds most recent fiscal year end, the Growth and Value Funds deferred on a tax basis a post-October loss of $44,076,803 and $1,675,966, respectively.

8).  FUND MERGERS

     On February 20, 2004 the shareholders of the below Lindner Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities of the Lindner Funds to the corresponding Hennessy Funds. On February 27, 2004 the merger was transacted. The following table illustrates the specifics of the tax free mergers:

         ACQUIRED            ACQUIRING                                SHARES ISSUED TO
         LINDNER             HENNESSY            ACQUIRED FUNDS       SHAREHOLDERS OF     ACQUIRING FUNDS      COMBINED
           FUND                FUND                NET ASSETS          ACQUIRED FUND        NET ASSETS        NET ASSETS
         --------            ---------           --------------       ----------------    ---------------    -----------
     Small Cap Growth   Cornerstone Growth    $  7,133,897(1)<F20>          369,776        $943,247,388      $958,599,460
     Communications     Cornerstone Growth    $  8,218,175(2)<F21>          425,974        $943,247,388      $958,599,460
     Growth & Income    Cornerstone Value     $179,367,979(3)<F22>       14,615,807        $ 25,954,467      $205,322,446

     On September 17, 2003 the shareholders of the SYM Select Growth Fund approved the agreement and plan of reorganization providing for the transfer of assets of the SYM Select Growth Fund to the Hennessy Focus 30 Fund and the assumption of the liabilities of the SYM Select Growth Fund by the Hennessy Focus 30 Fund. On September 18, 2003 the merger was transacted. The following table illustrates the specifics of the merger:

                         SHARES ISSUE TO
       ACQUIRED FUND     SHAREHOLDERS OF      ACQUIRING FUND      COMBINED      TAX STATUS
        NET  ASSETS       ACQUIRED FUND         NET ASSETS       NET ASSETS    OF TRANSFER
       -------------     ---------------      --------------     ----------    -----------
    34,685,965(4)<F23>      4,290,875               --           34,685,965    Non-taxable

(1)<F20>   Includes capital loss carryovers in the amount of $1,013,022.
(2)<F21>   Includes capital loss carryovers in the amount of $14,123,865.
(3)<F22> Includes capital loss carryovers and unrealized appreciation in the amount of $128,477,426 and $942,674, respectively.
(4)<F23> Includes capital loss carryovers and unrealized appreciation in the amount of $10,008,182 and $75,600, respectively.

HOW TO OBTAIN A COPY OF THE FUNDS PROXY VOTING POLICY

  A description of the policies and and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-800-966-4354; (2) at hennessyfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

INVESTMENT ADVISER
   Hennessy Advisors, Inc.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945
   (800) 966-4354

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   U.S. Bank, N.A.
   425 Walnut Street
   Cincinnati, OH  45202

DIRECTORS
   Neil J. Hennessy
   Robert T. Doyle
   J. Dennis DeSousa
   Harry F. Thomas

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   KPMG LLP
   303 East Wacker Drive
   Chicago, IL  60601

DISTRIBUTOR
   Quasar Distributors, LLC
   615 East Michigan Street
   Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

 Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto. Incorporate by reference to previous Form N-CSR filing.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Hennessy Mutual Funds, Inc.
                   ------------------------------------------------------

     By (Signature and Title)  /s/ Neil J. Hennessy
                               ------------------------------------------
                               Neil J. Hennessy, President

     Date      June 3, 2004
            -------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Neil J. Hennessy
                               ------------------------------------------
                               Neil J. Hennessy, President

     Date      June 3, 2004
            -------------------------------------------------------------

     By (Signature and Title)  /s/ Teresa M. Nilsen
                               ------------------------------------------
                               Teresa M. Nilsen, Treasurer

     Date      June 7, 2004
            -------------------------------------------------------------